Reconciliation of All Plan Investment Assets Measured at Fair Value Using Significant Unobservable Inputs (Level 3) (Detail) - Plan investment funds managed by insurance companies
₨ in Millions, $ in Millions
	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Defined Benefit Plan Disclosure [Line Items]
Beginning balance	₨ 519.9	$ 7.5	₨ 457.7
Realized interest credited to fund	36.7	0.5	40.6
Contribution during the period	88.6	1.3	93.2
Amount paid towards claim	(20.2)	(0.3)	(71.6)
Ending Balance	₨ 625.0	$ 9.0	₨ 519.9